ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2012 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2011 Parent Company [Member] Embedded Derivatives [Member] CNY	Dec. 31, 2013 Parent Company [Member] Convertible Senior Notes [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2012 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2011 Parent Company [Member] Convertible Senior Notes [Member] CNY	Dec. 31, 2013 Parent Company [Member] Capped Call Options [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2012 Parent Company [Member] Capped Call Options [Member] CNY	Dec. 31, 2011 Parent Company [Member] Capped Call Options [Member] CNY
Cash flows from operating activities:
Net income/(loss)	$ 31,301,843	189,491,964	(1,543,816,018)	273,325,882	$ 31,057,341	188,011,825	(1,542,422,068)	273,342,819
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Change in fair value												50,415,858	305,202,478	96,851,674	(398,030,217)	(15,246,197)	(92,295,905)	309,052	98,282,510
Share of (income)/loss from subsidiaries	4,231,290	25,614,963	16,291		(72,333,701)	(437,886,531)	1,405,807,872	(26,457,224)
Exchange (gain)/loss	6,354,466	38,468,031	36,472,691	138,994,253	356,013	2,155,196	(49,615)	1,204,936
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries					(51,749,754)	(313,277,487)	27,696,952	(571,729,995)
Decrease/(increase) in other current assets	(27,795,614)	(168,266,310)	395,021,362	(426,961,717)	(17,428)	(105,504)	769,436	2,567,600
Decrease in accounts payable - related parties	(4,555,377)	(27,576,884)			(7,684,719)	(46,520,981)	(4,133,808)	44,435,210
(Decrease)/increase in other current liabilities					(294,606)	(1,783,456)	647,916	(19,959,953)
Net cash (used in)/provided by operating activities	103,257,361	625,089,069	716,250,943	(766,209,901)	(65,497,194)	(396,500,365)	(14,522,589)	(596,344,314)
Cash flows from investing activities:
Investments in subsidiaries					(4,763,039)	(28,834,009)	(543,555)
Net cash used in investing activities	(212,452,346)	(1,286,122,774)	(500,772,189)	(2,433,671,124)	(4,763,039)	(28,834,009)	(543,555)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares	68,223,405	413,004,026			68,223,405	413,004,026
Proceeds from exercise of share options	2,899,297	17,551,472		3,759,081	2,899,297	17,551,472		3,759,081
Proceeds from issuance of convertible senior notes				812,525,000				812,525,000
Repurchase of convertible senior notes				(5,222,773)				(5,222,773)
Cash paid for capped call options				(117,003,600)				(117,003,600)
Prepayment for share repurchase				(31,924,842)				(31,924,842)
Repurchase of common stock				(56,857,774)				(56,857,774)
Net cash provided by/(used in) financing activities	138,936,565	841,080,278	(370,708,322)	3,120,496,240	71,122,702	430,555,498		605,275,092
Effect of foreign exchange rate changes on cash and cash equivalents	(512,154)	(3,100,397)	508,622	(7,969,056)	(25,123)	(152,085)	46,883	(734,935)
Net (decrease)/increase in cash and cash equivalents	29,229,426	176,946,176	(154,720,946)	(87,353,841)	837,346	5,069,039	(15,019,261)	8,195,843
Cash and cash equivalents, beginning of year		279,130,015	433,850,961	521,204,802		2,260,713	17,279,974	9,084,131
Cash and cash equivalents, end of year	75,338,420	456,076,191	279,130,015	433,850,961	1,210,789	7,329,752	2,260,713	17,279,974
Supplemental disclosure of non-cash investing and financing cash flow information
Utilization of prepayment for share repurchase made in prior year			5,521,130				5,521,130
Proceeds from exercise of share options received in subsequent period	209,211	1,266,499	160,861		209,211	1,266,499	160,861
Payment of issuance cost for follow-on offering in subsequent period	$ 210,336	1,273,309			$ 210,336	1,273,309